PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 66.4%
	AEROSPACE & DEFENSE - 2.7%
21,000	AAR Corporation(a)	$ 1,738,590

	AUTOMOBILE COMPONENTS - 2.5%
12,000	Modine Manufacturing Company(a)	1,602,120

	BANKS - 2.5%
5,000	JPMorgan Chase & Company	1,611,100

	BROADLINE RETAIL - 6.3%
9,600	Amazon.com, Inc.(a)	2,215,872
950	MercadoLibre, Inc.(a)	1,913,547
		4,129,419
	COMMERCIAL SERVICES & SUPPLIES - 3.3%
12,500	VSE Corporation	2,159,625

	COMMUNICATIONS EQUIPMENT - 0.9%
1,000	Ubiquiti, Inc.	553,350

	CONSUMER FINANCE - 3.4%
6,000	American Express Company	2,219,700

	FINANCIAL SERVICES - 8.9%
3,800	Mastercard, Inc., Class A	2,169,344
38,000	Toast, Inc., Class A(a)	1,349,380
6,300	Visa, Inc., Class A	2,209,473
		5,728,197
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
2,350	Intuitive Surgical, Inc.(a)	1,330,946
750	Stryker Corporation	263,603
		1,594,549
	INDUSTRIAL CONGLOMERATES - 0.9%
3,000	Honeywell International, Inc.	585,270

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 66.4% (Continued)
	INTERACTIVE MEDIA & SERVICES - 5.1%
10,500	Alphabet, Inc., Class A			$ 3,286,500

	OIL, GAS & CONSUMABLE FUELS - 4.2%
10,000	Exxon Mobil Corporation			1,203,400
27,500	Kinder Morgan, Inc.			755,975
6,000	Phillips 66			774,240
				2,733,615
	PERSONAL CARE PRODUCTS - 0.7%
6,000	e.l.f. Beauty, Inc.(a)			456,240

	PHARMACEUTICALS - 2.0%
1,200	Eli Lilly & Company			1,289,616

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
7,500	Advanced Micro Devices, Inc.(a)			1,606,200
24,000	NVIDIA Corporation			4,475,999
5,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR			1,519,450
				7,601,649
	SOFTWARE - 6.0%
3,000	Autodesk, Inc.(a)			888,030
50,000	Cellebrite DI Ltd.(a)			901,500
4,450	Microsoft Corporation			2,152,109
				3,941,639
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
6,750	Apple, Inc.			1,835,055

	TOTAL COMMON STOCKS (Cost $17,867,454)			43,066,234

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0%
	AEROSPACE & DEFENSE — 1.5%
1,000,000	Boeing Company (The)	2.9500	02/01/30	949,313

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0% (Continued)
	BANKING — 10.3%
1,000,000	Amalgamated Financial Corporation(b)	TSFR3M + 2.300%	3.2500	11/15/31	$ 959,481
1,200,000	Banc of California, Inc.(b)	TSFR3M + 4.195%	4.3750	10/30/30	1,191,586
500,000	Flagstar Bancorp, Inc.(b)	TSFR3M + 3.190%	4.1250	11/01/30	477,795
500,000	JPMorgan Chase & Company		5.0000	01/31/34	501,677
1,000,000	JPMorgan Chase & Company		5.0000	12/13/34	1,016,187
1,575,000	Pinnacle Financial Partners, Inc.(b)	TSFR3M + 3.037%	6.7600	09/15/29	1,579,113
500,000	US Bancorp		5.4500	07/30/35	503,616
500,000	Wells Fargo & Company(c)		5.7500	08/15/26	502,811
					6,732,266
	ELECTRIC UTILITIES — 4.8%
500,000	AEP Texas, Inc.		5.7000	05/15/34	523,379
500,000	Appalachian Power Company		6.3750	04/01/36	542,948
1,000,000	National Grid USA		5.8750	04/01/33	1,041,428
550,000	National Rural Utilities Cooperative Finance		5.8000	01/15/33	591,453
400,000	Public Service Company of Colorado		5.1500	09/15/35	406,560
					3,105,768
	HEALTH CARE FACILITIES & SERVICES — 0.9%
103,745	CVS Pass-Through Trust		6.9430	01/10/30	107,710
500,000	HCA, Inc.		3.5000	09/01/30	481,494
					589,204
	HOME CONSTRUCTION — 1.7%
1,000,000	Masco Corporation		7.7500	08/01/29	1,099,533

	INSTITUTIONAL FINANCIAL SERVICES — 5.6%
500,000	Goldman Sachs Group, Inc. (The)		4.8000	11/29/31	508,158
500,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	550,600
310,000	Jefferies Financial Group, Inc.(c)		5.2500	11/29/28	321,188
1,000,000	Morgan Stanley Finance, LLC		5.0000	06/28/32	1,013,422
1,250,000	Morgan Stanley Finance, LLC		5.8500	05/08/34	1,253,397
					3,646,765
	INTERNET MEDIA & SERVICES — 2.5%
1,300,000	Expedia Group, Inc.		5.0000	02/15/26	1,300,179
350,000	VeriSign, Inc.		4.7500	07/15/27	350,058
					1,650,237

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0% (Continued)
	OIL & GAS PRODUCERS — 2.0%
1,000,000	El Paso Natural Gas Company, LLC	7.5000	11/15/26	$ 1,023,330
250,000	Murphy Oil USA, Inc.	5.6250	05/01/27	250,443
				1,273,773
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
450,000	Weyerhaeuser Company	6.8750	12/15/33	503,321

	SOFTWARE — 1.1%
750,000	Oracle Corporation	5.2000	09/26/35	720,523

	TRANSPORTATION & LOGISTICS — 0.8%
500,000	Union Pacific Corporation	5.1000	02/20/35	517,228

	TOTAL CORPORATE BONDS (Cost $20,565,663)			20,787,931

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	STUDENT LOANS — 0.8%
500,000	Massachusetts Educational Financing Authority	4.5950	07/01/31	504,356

	TOTAL MUNICIPAL BONDS (Cost $500,000)			504,356

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
394,057	First American Government Obligations Fund, Class X, 3.64% (Cost $394,057)(d)			394,057

	TOTAL INVESTMENTS - 99.8% (Cost $39,327,174)			$ 64,752,578
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			130,118
	NET ASSETS - 100.0%			$ 64,882,696

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
Ltd.	- Limited Company

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2025.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.